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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07985

                          Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2006 through May 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------







--------------------------------------------------------------------------------

                                     PIONEER
                                  -------------
                                      SMALL
                                    CAP VALUE
                                      FUND

                                   Semiannual
                                     Report

                                     5/31/07


                               [Logo]PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             8

Prices and Distributions                                                      9

Performance Update                                                           10

Comparing Ongoing Fund Expenses                                              15

Schedule of Investments                                                      17

Financial Statements                                                         29

Notes to Financial Statements                                                39

Trustees, Officers and Service Providers                                     50

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the 12 months ending May 31, 2007, global stock markets were supported by relatively low short-term interest rates and generally strong economies. The U.S. stock market, as measured by the Standard & Poor's 500 Stock Index, gained approximately 23% over the 12-month period. International developed and emerging markets equities performed even better, with MSCI's indexes of those regions rising approximately 27% and 39%, respectively. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned roughly 7%. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned approximately 13%.

While still strong, the rate of U.S. economic growth has slowed over the past year. That was due in large part to a slowdown in new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. But slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor markets approach full employment.

We have enjoyed a cyclical recovery with strong economic growth, and U.S. economic growth has slowed, but continuing growth at a slower rate appears more likely than a recession. The Federal Reserve Board has indicated a reduced likelihood of future rate hikes, but continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment.

In Europe, healthy labor markets are supporting growing consumption and solid GDP growth, helped by productivity gains and a positive operating environment for European companies that are finding strong export markets for their goods and services around the globe. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has

Letter

become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, the climate for investors continues to appear generally positive, although valuations are less attractive than they were a year ago and a correction after a period of strong performance is possible. Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/07
--------------------------------------------------------------------------------

Strong returns among energy stocks and other industrial sectors helped Pioneer Small Cap Value Fund generate solid performance over the past six months. However, results fell short of benchmark returns. In the following pages, portfolio managers Peter Wiley and Scott Zilora review the Fund's activity during the period and offer their outlook for the period ahead.

Q:   Please describe the investment background over this period.

A: The rate at which the U.S. economy is expanding has begun to slow. Growth in GDP, a measure of overall economic output, was just 0.6% in this year's first quarter, the lowest in several years. Behind the more measured pace were rebounding energy prices and a slump in the housing industry accompanied by a sharp increase in mortgage defaults among subprime borrowers. The result was a period of stock market volatility following several months of steady gains. The Federal Reserve Board left short-term interest rates unchanged, fueling speculation that a rate cut might be forthcoming as the expansion decelerated, a view that we at Pioneer did not share. Signs of overseas inflation and rising commodity prices stirred by strong demand from India and China now appear to have squelched expectations of lower interest rates.

Q:   How did the Fund perform over this period?

A: Pioneer Small Cap Value Fund's Class A shares had a total return of 7.16% at net asset value for the six months ended May 31, 2007. The Russell 2000(R) Index (the Russell 2000), the Fund's primary benchmark, had a return of 8.40% for the same period, while the Russell 2000(R) Value Index returned 7.20%. During the period the average return of the 750 funds in Lipper's Small Cap Core Funds category was 10.10%.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   Which of the Fund's holdings or sector exposures helped performance?

A: Energy company shares climbed when oil prices again moved higher. The Fund's slight overweight position in energy compared to the Russell 2000, plus successful stock selection, made this sector the period's strongest contributor. Leading performers included long-time Fund holding Southwestern Energy, which has had a series of exceptional discoveries in its Arkansas fields. Gulfmark Offshore, which provides a wide range of support and logistical services to offshore drillers, benefited strongly as drilling activity expanded.

     Scientific Games was a standout performer in the consumer discretionary sector. The company makes "scratch" tickets and designs games for lottery programs throughout the United States and Europe. We purchased shares on a decline linked to delays in a European production facility. We viewed that problem as temporary and shares have since risen sharply.

     In financials, the Fund benefited from being significantly underweight among banks. During the period, long-term rates were only modestly higher than short-term rates, squeezing bank profitability. Smaller banks tend to feel this pinch more than their larger counterparts, which often have a wider range of revenue sources. We also positioned our bank holdings defensively, emphasizing those with less exposure to interest rate pressures. City National, a Beverly Hills bank with a wide mix of services focused on business banking, added to results. Shares of BOK Financial, a Tulsa-based regional bank, also rose.

     The Fund also participated in the period's high level of merger activity. Buyouts of Todco Drilling, biotech firm Biosite, and brokerage company A.G. Edwards were all pending as the period closed.

Q:   Which holdings or strategies detracted from results?

A: The Fund's underperformance relative to the Russell 2000 reflects the transition between the style of the former managers and our approach since taking over the Fund last fall.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/07                            (continued)
--------------------------------------------------------------------------------

     Individual detractors were chiefly in technology because several Fund holdings were outside the best-performing areas. We are shifting emphasis into tech segments that appear more attractively positioned. Accounting problems plagued Sonic Solutions, makers of software for creating and reading CDs and DVDs on personal computers. Although we reduced our position significantly, we believe Sonic will do well once current issues are resolved. We eliminated Power One, which manufactures power adapters for electronic devices, after several quarters of disappointing earnings and slumping cash flow. We also sold Symmetricom, which makes important components for computer networks. Disappointing sales of a new product line caused investor disaffection with the stock.

     Although we limited the Fund's weighting in bank stocks, our holdings in Sterling Bancshares negatively impacted the Fund's performance, as it turned out to be the Fund's worst performer in financial services. Exposure to subprime lending and interest rate concerns at its equipment leasing business has left the company vulnerable.

Q:   What is your outlook for the months ahead?

A: The domestic economy will probably make slow progress from this point on. Growth will be stronger outside the United States, perhaps triggering overseas inflation and making imports more expensive for U.S. consumers. Resulting inflationary pressures could lead the Federal Reserve Board to raise short-term rates. For that reason, we are being cautious toward sectors that are sensitive to interest rates. Higher rates could put a damper on growth, but we do not believe a recession is likely in the foreseeable future.

     With many equity investors scaling back expectations for the balance of the year, money may begin flowing out of stocks and into safer fixed-income vehicles that offer competitive returns. That kind of environment has historically produced attractive opportunities for value-focused, bottom-up investors like the Fund. By identifying companies with good potential selling at attractive valuations, we hope to deliver satisfactory returns to Fund shareholders.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/07

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                                      76.1%
Temporary Cash Investments                                              19.2%
Exchange Traded Fund                                                     2.8%
Depositary Receipts for International Stocks                             1.4%
International Common Stocks                                              0.5%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Financials                                                              21.5%
Information Technology                                                  19.3%
Consumer Discretionary                                                  17.1%
Industrials                                                             15.9%
Health Care                                                             10.8%
Energy                                                                   4.9%
Materials                                                                3.6%
Utilities                                                                2.9%
Consumer Staples                                                         2.6%
Telecommunication Services                                               1.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Alaska Communications Systems Group, Inc.                          1.36%
 2.    DJ Wilshire Real Estate Investment Trust Exchange Traded Fund      1.17
 3.    iShares Dow Jones U.S. Real Estate Index Fund                      1.17
 4.    iShares Cohen & Steers Realty Majors Index Fund                    1.16
 5.    Aspen Technology, Inc.                                             1.11
 6.    Curtiss-Wright Corp.                                               1.07
 7.    Perini Corp.                                                       1.05
 8.    Southwestern Energy Co.                                            1.03
 9.    Phillips-Van Heusen                                                1.01
10.    Abercrombie & Fitch Co.                                            0.98

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   5/31/07   11/30/06
------- --------- ---------
   A     $34.57    $32.26
   B     $31.07    $29.12
   C     $32.81    $30.74
   R     $34.33    $32.08
   Y     $35.18    $32.75

   Class      12/10/06   11/30/06
-----------  ---------- ----------
  Investor     $32.71     $32.49

Distributions Per Share
--------------------------------------------------------------------------------

                     12/1/06 - 5/31/07
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A     $       -     $       -       $       -
   B     $       -     $       -       $       -
   C     $       -     $       -       $       -
   R     $       -     $       -       $       -
   Y     $       -     $       -       $       -

                         12/1/06 - 12/10/06
             -------------------------------------------
                  Net
              Investment     Short-Term      Long-Term
    Class       Income     Capital Gains   Capital Gains
------------ ------------ --------------- --------------
  Investor     $       -    $         -     $       -

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund at public offering price, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2007)
                          Net Asset     Public
                            Value      Offering
Period                      (NAV)     Price (POP)
10 Years                    13.07%      12.40%
5 Years                     12.77       11.44
1 Year                      14.90        8.28
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)
                            Gross         Net
                             1.55%       1.55%
--------------------------------------------------------------------------------

[The following data was represented as a line chart in the printed material]

Value of $10,000 Investment

          Pioneer                   Russell
          Small Cap    Russell      2000 Value
Date      Value Fund   2000 Index   Index
5/97       9425        10000        10000
5/99      10279        11799        11460
5/01      15836        13706        14792
5/03      15524        12521        15792
5/05      22814        17916        23780
5/07      32179        25193        33816

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. The Russell 2000 Index measures the performance of U.S. small-cap stocks. The Russell 2000 Value Index is now the Fund's secondary benchmark index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2007)
                             If           If
Period                      Held        Redeemed
10 Years                    12.20%      12.20%
5 Years                     11.86       11.86
1 Year                      13.89        9.89
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)
                            Gross         Net
                             2.41%       2.41%
--------------------------------------------------------------------------------

[The following data was represented as a line chart in the printed material]

Value of $10,000 Investment

          Pioneer                   Russell
          Small Cap    Russell      2000 Value
Date      Value Fund   2000 Index   Index
5/97      10000        10000        10000
5/99      10754        11799        11460
5/01      16315        13706        14792
5/03      15757        12521        15792
5/05      22793        17916        23780
5/07      31605        25193        33816

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. The Russell 2000 Index measures the performance of U.S. small-cap stocks. The Russell 2000 Value Index is now the Fund's secondary benchmark index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2007)
                             If           If
Period                      Held        Redeemed
Life-of-Class
9/28/01                     15.74%      15.74%
5 Years                     11.93       11.93
1 Year                      13.96       13.96
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)
                            Gross         Net
                             2.35%       2.35%
--------------------------------------------------------------------------------

[The following data was represented as a line chart in the printed material]

Value of $10,000 Investment

          Pioneer                   Russell
          Small Cap    Russell      2000 Value
Date      Value Fund   2000 Index   Index
9/01      10000        10000        10000
5/02      13037        12142        12802
5/03      11393        11148        11842
5/04      14644        14525        15491
5/05      16498        15952        17832
5/06      20101        18860        21082
5/07      22906        22431        25358

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. The Russell 2000 Index measures the performance of U.S. small-cap stocks. The Russell 2000 Value Index is now the Fund's secondary benchmark index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2007)
                             If           If
Period                      Held        Redeemed
10 Years                    12.67%      12.67%
5 Years                     12.54       12.54
1 Year                      14.41       14.41
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)
                            Gross         Net
                             1.91%       1.91%
--------------------------------------------------------------------------------

[The following data was represented as a line chart in the printed material]

Value of $10,000 Investment

          Pioneer                   Russell
          Small Cap    Russell      2000 Value
Date      Value Fund   2000 Index   Index
5/97      10000        10000        10000
5/99      10797        11799        11460
5/01      16471        13706        14792
5/03      15999        12521        15792
5/05      23505        17916        23780
5/07      32959        25193        33816

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. The Russell 2000 Index measures the performance of U.S. small-cap stocks. The Russell 2000 Value Index is now the Fund's secondary benchmark index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2007)
                             If           If
Period                      Held        Redeemed
10 Years                    13.23%      13.23%
5 Years                     13.11       13.11
1 Year                      15.51       15.51
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)
                            Gross         Net
                             1.02%       1.02%
--------------------------------------------------------------------------------

[The following data was represented as a line chart in the printed material]

Value of $10,000 Investment

          Pioneer                   Russell
          Small Cap    Russell      2000 Value
Date      Value Fund   2000 Index   Index
5/97      10000        10000        10000
5/99      10906        11799        11460
5/01      16803        13706        14792
5/03      16472        12521        15792
5/05      24314        17916        23780
5/07      34654        25193        33816

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares when redeemed may be worth more or less than their original cost. Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. The Russell 2000 Index measures the performance of U.S. small-cap stocks. The Russell 2000 Value Index is now the Fund's secondary benchmark index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value Fund

Based on actual returns from December 1, 2006 through May 31, 2007.**

Share Class                 A            B            C        Investor         R            Y
-----------------------------------------------------------------------------------------------------
Beginning Account       $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 12/1/06
Ending Account          $1,071.60    $1,067.00    $1,067.30    $1,006.80    $1,070.10    $1,074.20
Value (after expenses)
On 5/31/07**
Expenses Paid           $    7.13    $   11.96    $   11.39    $    0.31    $    8.62    $    4.71
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.38%, 2.32%, 2.21%, 1.14%, 1.67% and 0.91% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period) (10/365 for Investor Class shares).

**   12/10/06 for Investor Class shares.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2006 through May 31, 2007.**

Share Class                 A            B            C        Investor         R            Y
-----------------------------------------------------------------------------------------------------
Beginning Account       $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 12/1/06
Ending Account          $1,018.05    $1,013.36    $1,013.91    $1,001.06    $1,016.60    $1,020.39
Value (after expenses)
On 5/31/07**
Expenses Paid           $    6.94    $   11.65    $   11.10    $    0.31    $    8.40    $    4.58
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.38%, 2.32%, 2.21%, 1.14%, 1.67% and 0.91% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period) (10/365 for Investor Class shares).

**   12/10/06 for Investor Class shares.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                                  Value
              COMMON STOCKS - 90.8%
              Energy - 4.6%
              Coal & Consumable Fuels - 0.5%
 179,225      Massey Energy Co.                                   $    5,193,941
                                                                  --------------
              Oil & Gas Equipment & Services - 1.7%
 176,325      Gulfmark Offshore, Inc.*                            $    8,856,805
 494,300      Key Energy Services, Inc.*                               9,169,265
                                                                  --------------
                                                                  $   18,026,070
                                                                  --------------
              Oil & Gas Exploration & Production - 2.4%
 194,175      Forest Oil Corp.*(b)                                $    7,881,563
  91,050      Penn Virginia Corp.                                      7,265,790
 213,950      Southwestern Energy Co.*                                10,184,022
                                                                  --------------
                                                                  $   25,331,375
                                                                  --------------
              Total Energy                                        $   48,551,386
                                                                  --------------
              Materials - 3.4%
              Diversified Chemical - 0.7%
 172,500      Hercules, Inc.*                                     $    3,248,175
 126,700      Rockwood Holdings, Inc.*                                 4,065,803
                                                                  --------------
                                                                  $    7,313,978
                                                                  --------------
              Specialty Chemicals - 1.0%
 231,500      Ferro Corp.                                         $    5,502,755
 198,500      H.B. Fuller Co.                                          5,409,125
                                                                  --------------
                                                                  $   10,911,880
                                                                  --------------
              Steel - 1.7%
 131,500      Chaparral Steel Co.*                                $    9,625,800
 234,200      Commercial Metals Co.                                    8,232,130
                                                                  --------------
                                                                  $   17,857,930
                                                                  --------------
              Total Materials                                     $   36,083,788
                                                                  --------------
              Capital Goods - 9.2%
              Aerospace & Defense - 1.0%
 236,400      Curtiss-Wright Corp.*                               $   10,654,548
                                                                  --------------

 The accompanying notes are an integral part of these financial statements.  17

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Shares                                                                  Value
              Construction & Engineering - 1.7%
 117,400      EMCOR Group, Inc.*(b)                               $    7,700,266
 190,200      Perini Corp.*                                           10,461,000
                                                                  --------------
                                                                  $   18,161,266
                                                                  --------------
              Construction & Farm Machinery & Heavy Trucks - 2.0%
 130,100      Astec Industries, Inc.*                             $    5,606,009
  96,500      Cascade Corp.                                            6,571,650
 208,200      Wabtec Corp.                                             8,153,112
                                                                  --------------
                                                                  $   20,330,771
                                                                  --------------
              Electrical Component & Equipment - 1.5%
 122,800      Acuity Brands, Inc. (b)                             $    7,455,188
 148,300      Belden CDT, Inc.                                         8,491,658
                                                                  --------------
                                                                  $   15,946,846
                                                                  --------------
              Industrial Conglomerates - 0.5%
 536,300      Cardiome Pharma Corp.*(b)                           $    5,282,555
                                                                  --------------
              Industrial Machinery - 2.5%
 122,335      Enpro Industries, Inc.*                             $    5,081,796
 200,400      Gardner Denver, Inc.*                                    8,254,476
 159,200      Kaydon Corp.                                             7,681,400
 118,000      Robbins & Myers, Inc.*                                   5,300,560
                                                                  --------------
                                                                  $   26,318,232
                                                                  --------------
              Total Capital Goods                                 $   96,694,218
                                                                  --------------
              Commercial Services & Supplies - 4.1%
              Commercial Printing - 0.5%
  81,600      Consolidated Graphics, Inc.*                        $    5,924,160
                                                                  --------------
              Diversified Commercial Services - 0.7%
 128,400      The GEO Group, Inc.*                                $    6,997,800
                                                                  --------------
              Environmental & Facilities Services - 0.6%
 266,700      Rollins, Inc.                                       $    6,158,103
                                                                  --------------
              Human Resource & Employment Services - 1.2%
 232,400      Korn/Ferry International*                           $    6,044,724
 128,750      Watson Wyatt Worldwide, Inc.                             6,639,638
                                                                  --------------
                                                                  $   12,684,362
                                                                  --------------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                  Value
              Office Services & Supplies - 1.1%
 219,800      Knoll, Inc.                                         $    5,319,160
 169,400      Miller (Herman), Inc.                                    6,098,400
                                                                  --------------
                                                                  $   11,417,560
                                                                  --------------
              Total Commercial Services & Supplies                $   43,181,985
                                                                  --------------
              Transportation - 1.7%
              Air Freight & Couriers - 0.7%
 204,100      Hub Group, Inc.*                                    $    7,547,618
                                                                  --------------
              Airlines - 0.3%
  97,200      Alaska Air Group, Inc.*                             $    2,834,352
                                                                  --------------
              Marine - 0.7%
 209,000      Genco Shipping & Trading, Ltd. (b)                  $    7,954,540
                                                                  --------------
              Total Transportation                                $   18,336,510
                                                                  --------------
              Consumer Durables & Apparel - 6.1%
              Apparel, Accessories & Luxury Goods - 2.4%
 259,400      Carter's, Inc.*                                     $    7,034,928
 256,900      Movado Group, Inc.                                       8,562,477
 164,700      Phillips-Van Heusen                                     10,066,469
                                                                  --------------
                                                                  $   25,663,874
                                                                  --------------
              Footwear - 1.5%
 348,300      Iconix Brand Group, Inc.*(b)                        $    7,749,675
 272,000      Wolverine World Wide, Inc.                               7,896,160
                                                                  --------------
                                                                  $   15,645,835
                                                                  --------------
              Household Appliances - 0.8%
 161,800      Snap-On, Inc.                                       $    8,748,526
                                                                  --------------
              Housewares & Specialties - 0.5%
 119,525      Jarden Corp.*(b)                                    $    5,094,156
                                                                  --------------
              Leisure Products - 0.9%
 354,300      Oakley, Inc.*                                       $    9,006,306
                                                                  --------------
              Total Consumer Durables & Apparel                   $   64,158,697
                                                                  --------------
              Consumer Services - 3.0%
              Casinos & Gaming - 0.7%
 183,900      Scientific Games Corp.*(b)                          $    6,866,826
                                                                  --------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Shares                                                                  Value
              Education Services - 0.5%
 154,200      DeVry, Inc.                                         $    5,181,120
                                                                  --------------
              Hotels, Resorts & Cruise Lines - 0.5%
 167,300      Ambassadors Group, Inc.                             $    5,735,044
                                                                  --------------
              Restaurants - 0.7%
 381,300      AFC Enterprises, Inc.*                              $    7,423,911
                                                                  --------------
              Specialized Consumer Services - 0.6%
 157,700      Regis Corp.*                                        $    6,287,499
                                                                  --------------
              Total Consumer Services                             $   31,494,400
                                                                  --------------
              Media - 1.4%
              Advertising - 0.2%
 456,167      Harris Interactive, Inc.*                           $    2,549,974
                                                                  --------------
              Publishing - 1.2%
 328,000      Interactive Data Corp.                              $    9,521,840
  50,500      Meredith Corp.                                           3,141,605
                                                                  --------------
                                                                  $   12,663,445
                                                                  --------------
              Total Media                                         $   15,213,419
                                                                  --------------
              Retailing - 5.5%
              Apparel Retail - 4.8%
 118,200      Abercrombie & Fitch Co.                             $    9,769,230
 388,300      Bebe Stores, Inc. (b)                                    6,981,634
 222,600      Charlotte Russe, Inc.*                                   6,199,410
 235,900      Payless ShoeSource, Inc.*                                8,426,348
 187,800      Ross Stores, Inc.                                        6,167,352
 304,112      Stage Stores, Inc.                                       6,355,941
 315,600      The Dress Barn, Inc.*(b)                                 7,287,204
                                                                  --------------
                                                                  $   51,187,119
                                                                  --------------
              Computer & Electronics Retail - 0.7%
 204,800      Radioshack Corp.*(b)                                $    6,991,872
                                                                  --------------
              Total Retailing                                     $   58,178,991
                                                                  --------------
              Food & Drug Retailing - 0.6%
              Food Retail - 0.6%
 287,200      Alimentation Couche-Tard, Inc.                      $    6,174,236
                                                                  --------------
              Total Food & Drug Retailing                         $    6,174,236
                                                                  --------------

20   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                  Value
              Household & Personal Products - 1.9%
              Personal Products - 1.9%
  194,119     Alberto-Culver Co. (Class B)                        $    4,821,916
  102,300     Chattem, Inc.*(b)                                        6,513,441
  467,125     Nu Skin Enterprises, Inc.                                8,193,373
                                                                  --------------
                                                                  $   19,528,730
                                                                  --------------
              Total Household & Personal Products                 $   19,528,730
                                                                  --------------
              Health Care Equipment & Services - 6.5%
              Health Care Equipment - 1.6%
  177,800     Edwards Lifesciences Group*(b)                      $    8,925,560
  137,400     Kensey Nash Corp.*                                       3,205,542
  243,200     Thoratec Corp.*                                          4,817,792
                                                                  --------------
                                                                  $   16,948,894
                                                                  --------------
              Health Care Facilities - 1.2%
  182,400     Amsurg Corp.*                                       $    4,488,864
  175,400     LCA-Vision, Inc. (b)                                     7,936,850
                                                                  --------------
                                                                  $   12,425,714
                                                                  --------------
              Health Care Services - 2.3%
  213,000     Amedisys, Inc.*(b)                                  $    7,944,900
  222,500     Inventive Health, Inc.*(b)                               8,379,350
  268,500     LHC Group, Inc.*(b)                                      7,883,160
                                                                  --------------
                                                                  $   24,207,410
                                                                  --------------
              Health Care Supplies - 0.7%
  150,600     West Pharmaceuticals Services, Inc.                 $    7,659,516
                                                                  --------------
              Health Care Technology - 0.7%
  128,500     Cerner Corp.*                                       $    7,300,085
                                                                  --------------
              Total Health Care Equipment & Services              $   68,541,619
                                                                  --------------
              Pharmaceuticals & Biotechnology - 3.7%
              Biotechnology - 1.9%
  332,800     Array Biopharma, Inc.*(b)                           $    4,136,704
  241,200     BioMarin Pharmaceutical, Inc.*                           4,303,008
  107,875     Cubist Pharmaceuticals, Inc.*(b)                         2,475,731
  174,300     Regeneron Pharmaceuticals, Inc*                          3,911,292

  The accompanying notes are an integral part of these financial statements. 21

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Shares                                                                  Value
              Biotechnology - (continued)
 173,400      Vertex Pharmaceuticals, Inc.*(b)                    $    5,177,724
                                                                  --------------
                                                                  $   20,004,459
                                                                  --------------
              Life Sciences Tools & Services - 0.6%
  94,200      Advanced Magnetics, Inc.*(b)                        $    5,941,194
                                                                  --------------
              Pharmaceuticals - 1.2%
 445,500      Salix Pharmaceuticals, Ltd.*(b)                     $    5,920,695
 285,200      Sciele Pharma, Inc.*(b)                                  7,050,144
                                                                  --------------
                                                                  $   12,970,839
                                                                  --------------
              Total Pharmaceuticals & Biotechnology               $   38,916,492
                                                                  --------------
              Banks - 6.8%
              Regional Banks - 6.8%
 134,800      Bank of Hawaii Corp.                                $    7,213,148
  78,900      BOK Financial Corp.                                      4,282,692
 262,000      Cadence Financial Corp. (b)                              5,145,680
 512,550      Cardinal Financial Corp.                                 5,028,116
 277,500      Chittenden Corp.*                                        8,091,900
 125,600      City National Corp. (b)                                  9,726,464
 606,800      CVB Financial Corp.*(b)                                  6,929,656
 252,000      Prosperity Bancshares, Inc.*                             8,729,280
 147,825      Southwest Bancorp, Inc.                                  3,632,060
 736,775      Sterling Bancshares, Inc.                                8,465,545
 200,100      Texas Capital Bancshares, Inc.*                          4,508,253
                                                                  --------------
                                                                  $   71,752,794
                                                                  --------------
              Total Banks                                         $   71,752,794
                                                                  --------------
              Diversified Financials - 2.8%
              Asset Management & Custody Banks - 0.8%
 220,100      Federated Investors, Inc.                           $    8,570,694
                                                                  --------------
              Consumer Finance - 1.2%
 159,800      Advanta Corp.                                       $    7,392,348
 124,600      Cash America International, Inc.                         5,169,654
                                                                  --------------
                                                                  $   12,562,002
                                                                  --------------

22   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                  Value
              Investment Banking & Brokerage - 0.8%
 100,775      A.G. Edwards, Inc.                                  $    8,884,324
                                                                  --------------
              Total Diversified Financials                        $   30,017,020
                                                                  --------------
              Insurance - 3.9%
              Life & Health Insurance - 0.4%
 314,750      American Equity Investment Life Holding             $    3,773,853
                                                                  --------------
              Property & Casualty Insurance - 1.1%
 264,950      Assured Guaranty, Ltd.+                             $    7,837,221
 137,500      Selective Insurance Group, Inc.                          3,763,375
                                                                  --------------
                                                                  $   11,600,596
                                                                  --------------
              Reinsurance - 2.4%
 275,375      IPC Holdings, Ltd.                                  $    8,591,700
 174,000      Max Capital Group, Ltd.                                  4,943,340
 229,425      Platinum Underwriter Holdings, Ltd.                      7,901,397
 238,471      Ram Holdings, Ltd.*                                      3,882,308
                                                                  --------------
                                                                  $   25,318,745
                                                                  --------------
              Total Insurance                                     $   40,693,194
                                                                  --------------
              Real Estate - 3.5%
              Industrial Real Estate Investment Trusts - 0.4%
  90,000      First Industrial Realty Trust, Inc.                 $    4,014,000
                                                                  --------------
              Mortgage Real Estate Investment Trusts - 0.4%
 156,300      KKR Financial Holdings LLC                          $    4,185,714
                                                                  --------------
              Office Real Estate Investment Trusts - 0.8%
 155,761      BioMed Property Trust, Inc.                         $    4,370,654
  98,800      Highwoods Properties, Inc.                               4,331,392
                                                                  --------------
                                                                  $    8,702,046
                                                                  --------------
              Residential Real Estate Investment Trusts - 0.8%
  66,100      Home Properties, Inc. (b)                           $    3,807,360
  86,800      Post Properties, Inc. (b)                                4,602,136
                                                                  --------------
                                                                  $    8,409,496
                                                                  --------------
              Retail Real Estate Investment Trusts - 0.4%
 148,700      Realty Income Corp. (b)                             $    4,077,354
                                                                  --------------

  The accompanying notes are an integral part of these financial statements. 23

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Shares                                                                  Value
              Specialized Real Estate Investment Trusts - 0.7%
  101,700     Healthcare Realty Trust, Inc.                       $    3,332,709
  127,600     Nationwide Health Properties, Inc.                       3,964,532
                                                                  --------------
                                                                  $    7,297,241
                                                                  --------------
              Total Real Estate                                   $   36,685,851
                                                                  --------------
              Software & Services - 6.3%
              Application Software - 4.0%
  739,250     Aspen Technology, Inc.*(b)                          $   10,985,259
  367,800     Quest Software, Inc.*                                    6,333,516
  555,575     Sonic Solutions*(b)                                      7,166,918
  218,150     SPSS, Inc.*                                              9,600,782
  892,200     TIBCO Software, Inc.*                                    8,047,644
                                                                  --------------
                                                                  $   42,134,119
                                                                  --------------
              IT Consulting & Other Services - 0.6%
  153,700     Gartner Group, Inc.*                                $    4,235,972
  138,884     NCI, Inc.*                                               2,098,537
                                                                  --------------
                                                                  $    6,334,509
                                                                  --------------
              Systems Software - 1.7%
1,183,400     Borland Software Corp.*(b)                          $    7,053,064
  242,100     Macrovision Corp.*                                       6,766,695
  192,375     Sybase, Inc.*                                            4,628,543
                                                                  --------------
                                                                  $   18,448,302
                                                                  --------------
              Total Software & Services                           $   66,916,930
                                                                  --------------
              Technology Hardware & Equipment - 10.9%
              Communications Equipment - 6.2%
  483,700     Andrew Corp.*                                       $    6,399,351
  515,200     Arris Group, Inc.*                                       8,475,040
   98,500     Blue Coat Systems, Inc.*                                 4,333,015
  582,700     C-COR, Inc.*                                             8,530,728
  165,900     CommScope, Inc.*                                         9,079,705
  170,600     Comtech Telecommunications*                              7,637,762
  279,000     Dycom Industries, Inc.*(b)                               8,297,460
  359,000     Harmonic, Inc.*                                          3,266,900

24   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                  Value
              Communications Equipment - (continued)
  256,300     NETGEAR, Inc.*                                      $    9,562,552
                                                                  --------------
                                                                  $   65,582,513
                                                                  --------------
              Computer Storage & Peripherals - 2.0%
  251,275     Eletronics for Imaging, Inc.*                       $    7,163,850
  358,100     Emulex Corp.*                                            7,946,239
  356,500     Qlogic Corp.*                                            6,081,890
                                                                  --------------
                                                                  $   21,191,979
                                                                  --------------
              Electronic Equipment & Instruments - 0.4%
  200,427     L-1 Identity Solutions*                             $    4,285,129
                                                                  --------------
              Electronic Manufacturing Services - 0.9%
  643,625     Smart Modular Technologies (WWH), Inc.*             $    9,223,146
                                                                  --------------
              Technology Distributors - 1.4%
  115,000     Anixter International, Inc.*                        $    8,493,900
  156,000     Avnet, Inc.*(b)                                          6,683,040
                                                                  --------------
                                                                  $   15,176,940
                                                                  --------------
              Total Technology Hardware & Equipment               $  115,459,707
                                                                  --------------
              Semiconductors - 0.8%
              Semiconductor Equipment - 0.4%
  245,525     Brooks Automation, Inc.*                            $    4,343,337
                                                                  --------------
              Semiconductors - 0.4%
  856,900     Lattice Semiconductor Corp.*                        $    4,515,863
                                                                  --------------
              Total Semiconductors                                $    8,859,200
                                                                  --------------
              Telecommunication Services - 1.3%
              Integrated Telecommunication Services - 1.3%
  855,225     Alaska Communications Systems Group, Inc.           $   13,495,451
                                                                  --------------
              Total Telecommunication Services                    $   13,495,451
                                                                  --------------
              Utilities - 2.8%
              Electric Utilities - 1.0%
  312,200     Sierra Pacific Resouces*                            $    5,919,312
  188,500     Western Resources, Inc.                                  4,997,135
                                                                  --------------
                                                                  $   10,916,447
                                                                  --------------

 The accompanying notes are an integral part of these financial statements. 25

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Shares                                                                  Value
              Gas Utilities - 1.8%
  143,475     AGL Resources, Inc.                                 $    6,120,642
  186,500     Atmos Energy Corp.                                       6,040,735
  176,000     Washington Gas Light Co.                                 6,207,520
                                                                  --------------
                                                                  $   18,368,897
                                                                  --------------
              Total Utilities                                     $   29,285,344
                                                                  --------------
              TOTAL COMMON STOCKS
              (Cost $813,672,771)                                 $  958,219,962
                                                                  --------------
              EXCHANGE TRADED FUNDS - 3.3%
  129,100     DJ Wilshire Real Estate Investment
                Trust Exchange Traded Fund (b)                    $   11,664,185
  135,961     iShares Dow Jones U.S. Real Estate Index Fund (b)       11,640,981
  112,300     iShares Cohen & Steers Realty Majors Index Fund (b)     11,486,044
                                                                  --------------
                                                                  $   34,791,210
                                                                  --------------
              TOTAL EXCHANGE TRADED FUNDS
              (Cost $36,698,067)                                  $   34,791,210
                                                                  --------------

 Principal
    Amount
                 TEMPORARY CASH INVESTMENTS - 22.5%
                 Repurchase Agreement - 5.2%
$55,100,000      UBS Warburg, Inc., 4.95%, dated 5/31/07,
                 repurchase price of $55,100,000 plus accrued
                 interest on 6/1/07 collateralized by $55,304,000
                 U.S. Treasury Note, 4.75%, 12/31/08                 $   55,100,000
                                                                     --------------

  Shares                                                                  Value
              Security Lending Collateral - 17.3%
182,901,848   Securities Lending Investment Fund, 5.26%           $  182,901,848
                                                                  --------------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $238,001,848)                                 $  238,001,848
                                                                  --------------
              TOTAL INVESTMENT IN SECURITIES - 116.6%
              (Cost $1,088,372,686) (a)                           $1,231,013,020
                                                                  --------------
              OTHER ASSETS AND LIABILITIES - (116.6)%             $ (175,479,084)
                                                                  --------------
              TOTAL NET ASSETS - 100.0%                           $1,055,533,936
                                                                  ==============

26   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*    Non-income producing security.

(a) At May 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $1,089,064,745 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $162,148,953
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (20,200,678)
                                                                                ------------
       Net unrealized gain                                                      $141,948,275
                                                                                ============

  The accompanying notes are an integral part of these financial statements. 27

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

(b)  At May 31, 2007, the following securities were out on loan:

      Shares     Security                                                    Value
     121,572     Acuity Brands, Inc.                                  $  7,380,636
      82,800     Advanced Magnetics, Inc.*                               5,222,196
     103,300     Amedisys, Inc.*                                         3,853,090
     193,200     Array Biopharma, Inc.*                                  2,401,476
     413,400     Aspen Technology, Inc.*                                 6,143,124
     102,762     Avnet, Inc.*                                            4,402,324
     207,300     Bebe Stores, Inc.                                       3,727,254
     942,577     Borland Software Corp.*                                 5,617,759
      82,100     Cadence Financial Corp.                                 1,612,444
     216,789     Cardiome Pharma Corp.*                                  2,135,372
     101,277     Chattem, Inc.*                                          6,448,307
      44,900     City National Corp.                                     3,477,056
      98,896     Cubist Pharmaceuticals, Inc.*                           2,269,663
      40,800     CVB Financial Corp.*                                      465,936
     122,500     DJ Wilshire Real Estate Investment Trust
                   Exchange Traded Fund                                 11,067,875
     276,039     Dycom Industries, Inc.*                                 8,209,400
     176,022     Edwards Lifesciences Group*                             8,836,304
      25,000     EMCOR Group, Inc.*                                      1,639,750
     192,233     Forest Oil Corp.*                                       7,802,737
      72,900     Genco Shipping & Trading, Ltd.                          2,774,574
      45,163     Home Properties, Inc.                                   2,601,389
      69,000     Iconix Brand Group, Inc.*                               1,535,250
      46,600     Inventive Health, Inc.*                                 1,754,956
     111,177     iShares Cohen & Steers Realty Majors Index Fund        11,371,184
     134,601     iShares Dow Jones U.S. Real Estate Index Fund          11,524,538
     118,089     Jarden Corp.*                                           5,032,953
     173,646     LCA-Vision, Inc.                                        7,857,482
     133,900     LHC Group, Inc.*                                        3,931,304
      85,888     Post Properties, Inc.                                   4,553,782
     138,542     Radioshack Corp.*                                       4,729,824
     117,163     Realty Income Corp.                                     3,212,609
      36,400     Salix Pharmaceuticals, Ltd.*                              483,756
     282,348     Sciele Pharma, Inc.*                                    6,979,643
     182,061     Scientific Games Corp.*                                 6,798,158
     365,400     Sonic Solutions*                                        4,713,660
      97,000     The Dress Barn, Inc.*                                   2,239,730
     106,900     Vertex Pharmaceuticals, Inc.*                           3,192,034
                                                                      ------------
                 Total                                                $177,999,527
                                                                      ============

+ At May 31, 2007, the following security has been pledged to cover margin requirements for open futures contracts:

      Shares     Value                                                    Security
     159,300     Assured Guaranty, Ltd.                                 $2,352,861
                                                                        ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2007 aggregated $802,455,077 and $775,664,047, respectively.

28  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $177,999,527) (cost $1,088,372,686)                       $1,231,013,020
  Receivables -
    Investment securities sold                                    40,109,625
    Fund shares sold                                                 777,675
    Variation margin                                                 198,000
    Dividends, interest and foreign taxes withheld                   630,132
  Other                                                              139,297
                                                              --------------
     Total assets                                             $1,272,867,749
                                                              --------------
LIABILITIES:
  Payables -
    Investment securities purchased                           $   30,875,392
    Fund shares repurchased                                        1,870,635
    Upon return of securities loaned                             182,901,848
  Due to bank                                                      1,175,879
  Due to affiliates                                                  400,658
  Accrued expenses                                                   109,401
                                                              --------------
     Total liabilities                                        $  217,333,813
                                                              --------------
NET ASSETS:
  Paid-in capital                                             $  786,721,161
  Undistributed net investment income                                789,978
  Accumulated net realized gain on investments and
    future contracts                                             123,937,750
  Net unrealized gain on investments                             142,640,334
  Net unrealized gain on futures contracts                         1,444,713
                                                              --------------
     Total net assets                                         $1,055,533,936
                                                              ==============
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Class A (based on $627,715,100/18,155,699 shares)           $        34.57
                                                              ==============
  Class B (based on $136,208,154/4,383,911 shares)            $        31.07
                                                              ==============
  Class C (based on $138,600,737/4,224,340 shares)            $        32.81
                                                              ==============
  Class R (based on $16,624,555/484,199 shares)               $        34.33
                                                              ==============
  Class Y (based on $136,385,390/3,876,530 shares)            $        35.18
                                                              ==============
MAXIMUM OFFERING PRICE:
  Class A ($34.57 [divided by] 94.25%)                        $        36.68
                                                              ==============


The accompanying notes are an integral part of these financial statements.   29

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $12,537)              $  6,318,401
  Interest                                                             1,832,338
  Income from securities loaned, net                                     218,114
                                                                    ------------
     Total investment income                                                            $  8,368,853
                                                                                        ------------
EXPENSES:
  Management fees                                                   $  4,280,110
  Transfer agent fees and expenses
   Class A                                                               743,328
   Class B                                                               296,319
   Class C                                                               213,253
   Investor Class                                                          5,534
   Class R                                                                18,755
   Class Y                                                                   401
  Distribution fees
   Class A                                                               762,423
   Class B                                                               686,850
   Class C                                                               676,504
   Class R                                                                35,301
  Administrative reimbursements                                          113,411
  Custodian fees                                                          40,186
  Registration fees                                                       24,766
  Professional fees                                                       44,454
  Printing expense                                                        51,573
  Fees and expenses of nonaffiliated trustees                              3,496
  Miscellaneous                                                            5,506
                                                                    ------------
     Total expenses                                                                     $  8,002,170
     Less fees paid indirectly                                                               (58,297)
                                                                                        ------------
     Net expenses                                                                       $  7,943,873
                                                                                        ------------
       Net investment income                                                            $    424,980
                                                                                        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
   Investments                                                      $117,018,158
   Futures contracts                                                   6,351,438
   Other assets and liabilities denominated in foreign currencies           (206)       $123,369,390
                                                                    ------------        ------------
  Change in net unrealized gain (loss) on:
   Investments                                                      $(50,777,122)
   Futures contracts                                                  (1,925,157)
   Other assets and liabilities denominated in foreign currencies             45        $(52,702,234)
                                                                    ------------        ------------
  Net gain on investments, futures contracts and foreign
   currency transactions                                                                $ 70,667,156
                                                                                        ------------
  Net increase in net assets resulting from operations                                  $ 71,092,136
                                                                                        ============

30  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/07 and the Year Ended 11/30/06, respectively

                                                               Six Months
                                                                  Ended
                                                                 5/31/07          Year Ended
                                                               (unaudited)         11/30/06
FROM OPERATIONS:
Net investment income                                        $      424,980    $      102,136
Net realized gain on investments, futures contracts
  and foreign currency transactions                             123,369,390       107,248,212
Change in net unrealized gain (loss) on investments,
  futures contracts and foreign currency transactions           (52,702,234)        9,634,646
                                                             --------------    --------------
    Net increase in net assets resulting from operations     $   71,092,136    $  116,984,994
                                                             --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
    Class A ($0.00 and $4.42 per share, respectively)        $            -    $  (69,969,907)
    Class B ($0.00 and $4.42 per share, respectively)                     -       (19,678,225)
    Class C ($0.00 and $4.42 per share, respectively)                     -       (17,455,825)
    Investor Class ($0.00 and $4.42 per share,
     respectively)                                                        -        (5,579,293)
    Class R ($0.00 and $4.42 per share, respectively)                     -        (1,557,180)
    Class Y ($0.00 and $4.42 per share, respectively)                     -        (5,000,239)
                                                             --------------    --------------
     Total distributions to shareowners                      $            -    $ (119,240,669)
                                                             --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $  164,899,350    $  267,891,988
Shares issued in reorganization                                           -       170,036,860
Reinvestment of distributions                                             -        99,189,255
Cost of shares repurchased                                     (154,767,763)     (269,837,160)
                                                             --------------    --------------
    Net increase in net assets resulting from
     Fund share transactions                                 $   10,131,587    $  267,280,943
                                                             --------------    --------------
    Net increase in net assets                               $   81,223,723    $  265,025,268
                                                             --------------    --------------
NET ASSETS:
Beginning of period                                          $  974,310,213    $  709,284,945
                                                             --------------    --------------
End of year period                                           $1,055,533,936    $  974,310,213
                                                             ==============    ==============
Undistributed net investment income                          $      789,978    $      364,998
                                                             ==============    ==============

The accompanying notes are an integral part of these financial statements.   31

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                     '07 Shares      '07 Amount       '06 Shares       '06 Amount
                                    (unaudited)      (unaudited)
CLASS A
Shares sold                           1,424,469    $  46,332,112       5,023,428    $  170,087,301
Shares issued in reorganization               -                -       4,088,673       133,781,391
Shares converted from Investor
  Class shares                        1,370,993       44,502,443               -                 -
Reinvestment of distributions                 -                -       1,895,422        60,336,858
Less shares repurchased              (2,928,901)     (95,656,009)     (4,495,050)     (151,036,922)
                                     ----------    -------------      ----------    --------------
   Net increase (decrease)             (133,439)   $  (4,821,454)      6,512,473    $  213,168,628
                                     ==========    =============      ==========    ==============
CLASS B
Shares sold                             174,232    $   5,103,155         649,430    $   20,026,054
Shares issued in reorganization               -                -         746,391        22,473,843
Reinvestment of distributions                 -                -         607,302        17,517,785
Less shares repurchased                (773,448)     (22,715,992)     (1,808,955)      (55,775,720)
                                     ----------    -------------      ----------    --------------
   Net increase (decrease)             (599,216)   $ (17,612,837)        194,168    $    4,241,962
                                     ==========    =============      ==========    ==============
CLASS C
Shares sold                             485,453    $  15,027,997       1,354,212    $   43,482,788
Shares issued in reorganization               -                -         426,057        13,446,355
Reinvestment of distributions                 -                -         376,595        11,448,211
Less shares repurchased                (740,855)     (23,015,189)     (1,255,566)      (40,646,247)
                                     ----------    -------------      ----------    --------------
   Net increase (decrease)             (255,402)   $  (7,987,192)        901,298    $   27,731,107
                                     ==========    =============      ==========    ==============
INVESTOR CLASS
Shares sold                                 643    $      21,051               -    $            -
Shares converted to Class A
  shares                             (1,360,715)     (44,502,443)              -                 -
Reinvestment of distributions                 -                -         169,291         5,435,965
Less shares repurchased                  (7,437)        (243,258)       (286,305)       (9,656,620)
                                     ----------    -------------      ----------    --------------
   Net decrease                      (1,367,509)   $ (44,724,650)       (117,014)   $   (4,220,655)
                                     ==========    =============      ==========    ==============
CLASS R
Shares sold                             185,250    $   6,001,094         201,143    $    6,703,923
Shares issued in reorganization               -                -          10,262           335,271
Reinvestment of distributions                 -                -          45,328         1,435,498
Less shares repurchased                (112,494)      (3,654,227)        (96,669)       (3,236,102)
                                     ----------    -------------      ----------    --------------
   Net increase                          72,756    $   2,346,867         160,064    $    5,238,590
                                     ==========    =============      ==========    ==============
CLASS Y
Shares sold                           2,819,832    $  92,413,941         806,961    $   27,591,922
Reinvestment of distributions                 -                -          93,307         3,014,938
Less shares repurchased                (284,919)      (9,483,088)       (284,558)       (9,485,549)
                                     ----------    -------------      ----------    --------------
   Net increase                       2,534,913    $  82,930,853         615,710    $   21,121,311
                                     ==========    =============      ==========    ==============

32  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                      Ended
                                                     5/31/07      Year Ended  Year Ended   Year Ended    Year Ended   Year Ended
CLASS A                                            (unaudited)     11/30/06    11/30/05     11/30/04      11/30/03     11/30/02
                                                   -----------     --------    --------     --------      --------     --------
Net asset value, beginning of period                $   32.26     $   32.06   $   31.21     $   27.10    $   21.51    $   22.46
                                                    ---------     ---------   ---------     ---------    ---------    ---------
Increase (decrease) from investment
 operations:
 Net investment income (loss)                       $    0.05     $    0.07   $    0.00(a)  $   (0.13)   $   (0.07)   $   (0.24)
 Net realized and unrealized gain (loss) on
  investments, futures contracts, and foreign
  currency transactions                                  2.26          4.55        4.35          6.88         5.78        (0.69)
                                                    ---------     ---------   ---------     ---------    ---------    ---------
 Net increase (decrease) from investment
   operations                                       $    2.31     $    4.62   $    4.35     $    6.75    $    5.71    $   (0.93)
Distributions to shareowners:
 Net realized gain                                          -         (4.42)      (3.50)        (2.64)       (0.12)       (0.02)
                                                    ---------     ---------   ---------     ---------    ---------    ---------
Net increase (decrease) in net asset value          $    2.31     $    0.20   $    0.85     $    4.11    $    5.59    $   (0.95)
                                                    ---------     ---------   ---------     ---------    ---------    ---------
Net asset value, end of period                      $   34.57     $   32.26   $   32.06     $   31.21    $   27.10    $   21.51
                                                    =========     =========   =========     =========    =========    =========
Total return*                                            7.16%        14.81%      14.02%        25.01%       26.56%       (4.16)%
Ratio of net expenses to average net assets+             1.39%**       1.44%       1.48%         1.50%        1.66%        1.65%
Ratio of net investment income (loss) to
 average net assets+                                     0.27%**       0.23%       0.00%(a)     (0.51)%      (0.32)%      (0.49)%
Portfolio turnover rate                                   166%**         45%         42%           35%          37%          31%
Net assets, end of period (in thousands)            $ 627,715     $ 589,931   $ 377,533     $ 310,442    $ 201,892    $ 139,170
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                            1.39%**       1.44%       1.48%         1.50%        1.66%        1.65%
 Net investment income (loss)                            0.27%**       0.23%       0.00%(a)     (0.51)%      (0.32)%      (0.49)%
Ratios assuming waiver of management fees and
 assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                            1.38%**       1.43%       1.48%         1.50%        1.65%        1.63%
 Net investment income (loss)                            0.28%**       0.24%       0.00%(a)     (0.51)%      (0.31)%      (0.47)%

(a)  Amount rounds to less than one cent per share or less than 0.01%.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.    33

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                      Ended
                                                     5/31/07      Year Ended  Year Ended   Year Ended    Year Ended   Year Ended
CLASS B                                            (unaudited)     11/30/06    11/30/05     11/30/04      11/30/03     11/30/02
                                                   -----------     --------    --------     --------      --------     --------
Net asset value, beginning of period                $   29.12     $   29.58   $   29.27     $   25.75    $   20.60    $   21.67
                                                    ---------     ---------   ---------     ---------    ---------    ---------
Increase (decrease) from investment operations:
 Net investment loss                                $   (0.10)    $   (0.19)  $   (0.25)    $   (0.34)   $   (0.23)   $   (0.47)
 Net realized and unrealized gain (loss) on
  investments, futures contracts, and foreign
  currency transactions                                  2.05          4.15        4.06          6.50         5.50        (0.58)
                                                    ---------     ---------   ---------     ---------    ---------    ---------
  Net increase (decrease) from investment
    operations                                      $    1.95     $    3.96   $    3.81     $    6.16    $    5.27    $   (1.05)
Distributions to shareowners:
 Net realized gain                                          -         (4.42)      (3.50)        (2.64)      (0.12)        (0.02)
                                                    ---------     ---------   ---------     ---------    ---------    ---------
Net increase (decrease) in net asset value          $    1.95     $   (0.46)  $    0.31     $    3.52    $    5.15    $   (1.07)
                                                    ---------     ---------   ---------     ---------    ---------    ---------
Net asset value, end of period                      $   31.07     $   29.12   $   29.58     $   29.27    $   25.75    $   20.60
                                                    =========     =========   =========     =========    =========    =========
Total return*                                            6.70%        13.80%      13.11%        24.03%       25.60%       (4.86)%
Ratio of net expenses to average net assets+             2.34%**       2.30%       2.29%         2.29%        2.45%        2.41%
Ratio of net investment loss to average
  net assets+                                           (0.67)%**     (0.63)%     (0.81)%       (1.29)%      (1.10)%      (1.25)%
Portfolio turnover rate                                   166%**         45%         42%           35%          37%          31%
Net assets, end of period (in thousands)            $ 136,208     $ 145,121   $ 141,637     $ 168,601    $ 133,705    $ 108,444
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                            2.34%**       2.30%       2.29%         2.29%        2.45%        2.41%
 Net investment loss                                    (0.67)%**     (0.63)%     (0.81)%       (1.29)%      (1.10)%      (1.25)%
Ratios assuming waiver of management fees and
 assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                            2.32%**       2.29%       2.28%         2.28%        2.45%        2.39%
 Net investment loss                                    (0.65)%**     (0.62)%     (0.80)%       (1.28)%      (1.10)%      (1.23)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

34    The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                      Ended
                                                     5/31/07      Year Ended  Year Ended   Year Ended    Year Ended   Year Ended
CLASS C                                            (unaudited)     11/30/06    11/30/05     11/30/04      11/30/03     11/30/02
                                                   -----------     --------    --------     --------      --------     --------
Net asset value, beginning of period                $   30.74     $   30.98   $   30.49     $   26.73    $   21.37    $   22.44
                                                    ---------     ---------   ---------     ---------    ---------    ---------
Increase (decrease) from investment operations:
 Net investment loss                                $   (0.09)    $   (0.16)  $   (0.22)    $   (0.32)   $   (0.19)   $   (3.19)
 Net realized and unrealized gain on
  investments, futures contracts, and foreign
  currency transactions                                  2.16          4.34        4.21          6.72         5.67         2.14
                                                    ---------     ---------   ---------     ---------    ---------    ---------
  Net increase (decrease) from investment
    operations                                      $    2.07     $    4.18   $    3.99     $    6.40    $    5.48    $   (1.05)
Distributions to shareowners:
 Net realized gain                                          -         (4.42)      (3.50)        (2.64)       (0.12)       (0.02)
                                                    ---------     ---------   ---------     ---------    ---------    ---------
Net increase (decrease) in net asset value          $    2.07     $   (0.24)  $    0.49     $    3.76    $    5.36    $   (1.07)
                                                    ---------     ---------   ---------     ---------    ---------    ---------
Net asset value, end of period                      $   32.81     $   30.74   $   30.98     $   30.49    $   26.73    $   21.37
                                                    =========     =========   =========     =========    =========    =========
Total return*                                            6.73%        13.89%      13.17%        24.04%       25.66%       (4.69)%
Ratio of net expenses to average net assets+             2.22%**       2.24%       2.25%         2.25%        2.38%        2.31%
Ratio of net investment loss to average net assets+     (0.56)%**     (0.57)%     (0.77)%       (1.26)%      (1.04)%      (1.13)%
Portfolio turnover rate                                   166%**         45%         42%           35%          37%          31%
Net assets, end of period (in thousands)            $ 138,601     $ 137,690   $ 110,847     $  96,165    $  54,888    $  29,357
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                            2.22%**       2.24%       2.25%         2.25%        2.38%        2.31%
 Net investment loss                                    (0.56)%**     (0.57)%     (0.77)%       (1.26)%      (1.04)%      (1.13)%
Ratios assuming waiver of management fees
 and assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                            2.21%**       2.23%       2.25%         2.25%        2.38%        2.28%
 Net investment loss                                    (0.55)%**     (0.56)%     (0.77)%       (1.26)%      (1.04)%      (1.10)%

(a)  Class C shares were first publicly offered on September 28, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    35

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                12/1/06
                                                   to          Year Ended     12/10/04 (a)
INVESTOR CLASS                                 12/10/06 (c)     11/30/06      to 11/30/05
                                               ------------     --------      -----------
Net asset value, beginning of period           $    32.49      $    32.17      $    30.79
                                               ----------      ----------      ----------
Increase from investment operations:
  Net investment income                        $    (0.01)     $     0.18      $     0.12
  Net realized and unrealized gain on
   investments, futures contracts, and
   foreign currency transactions                     0.23            4.56            4.76
                                               ----------      ----------      ----------
   Net increase from investment operations     $     0.22      $     4.74      $     4.88
Distributions to shareowners:
  Net realized gain                                     -           (4.42)          (3.50)
                                               ----------      ----------      ----------
Net increase in net asset value                $     0.22      $     0.32      $     1.38
                                               ----------      ----------      ----------
Net asset value, end of period                 $    32.71      $    32.49      $    32.17
                                               ==========      ==========      ==========
Total return*                                        0.68%          15.13%          15.93%(b)
Ratio of net expenses to average net assets+         1.36%**         1.15%           1.14%**
Ratio of net investment income (loss) to
  average net assets+                               (0.83)%**        0.52%           0.35%**
Portfolio turnover rate                               166%**           45%             42%
Net assets, end of period (in thousands)       $        -      $   44,436      $   47,763
Ratios assuming no waiver of management
  fees and assumption of expenses by PIM
  and no reduction for fees paid indirectly:
  Net expenses                                       1.36%**         1.15%           1.14%**
  Net investment income (loss)                      (0.83)%**        0.52%           0.35%**
Ratios assuming waiver of management fees
  and assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                       1.14%**         1.14%           1.14%**
  Net investment income (loss)                      (0.61)%**        0.53%           0.35%**


(a)  Investor Class shares were issued in reorganization on December 10, 2004.
(b)  Not annualized.
(c)  Investor class shares were converted to Class A shares on December 10, 2006
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

36  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                            Ended
                                                           5/31/07      Year Ended     Year Ended   Year Ended      4/1/03 (a)
CLASS R                                                  (unaudited)     11/30/06       11/30/05     11/30/04       to 11/30/03
                                                         -----------     --------       --------     --------       -----------
Net asset value, beginning of period                     $   32.08      $   32.00      $   31.21      $   27.11      $   19.59
                                                         ---------      ---------      ---------      ---------      ---------
Increase (decrease) from investment operations:
 Net investment loss                                     $   (0.01)     $   (0.03)     $   (0.04)     $   (0.12)     $   (0.00)(b)
 Net realized and unrealized gain on investments,
  futures contracts, and foreign currency
  transactions                                                2.26           4.53           4.33           6.86           7.64
                                                         ---------      ---------      ---------      ---------      ---------
  Net increase from investment operations                $    2.25      $    4.50      $    4.29      $    6.74      $    7.64
Distributions to shareowners:
 Net realized gain                                               -          (4.42)         (3.50)         (2.64)         (0.12)
                                                         ---------      ---------      ---------      ---------      ---------
Net increase in net asset value                          $    2.25      $    0.08      $    0.79      $    4.10      $    7.52
                                                         ---------      ---------      ---------      ---------      ---------
Net asset value, end of period                           $   34.33      $   32.08      $   32.00      $   31.21      $   27.11
                                                         =========      =========      =========      =========      =========
Total return*                                                 7.01%         14.45%         13.82%         24.96%         39.01%
Ratio of net expenses to average net assets+                  1.67%**        1.80%          1.67%          1.53%          1.52%**
Ratio of net investment loss to average net assets+          (0.03)%**      (0.11)%        (0.19)%        (0.55)%        (0.27)%**
Portfolio turnover rate                                        166%**          45%            42%            35%            37%
Net assets, end of period (in thousands)                 $  16,625      $  13,198      $   8,045      $   2,666      $   1,023
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid
 indirectly:
 Net expenses                                                 1.67%**        1.80%          1.67%          1.53%          1.52%**
 Net investment loss                                         (0.03)%**      (0.11)%        (0.19)%        (0.55)%        (0.27)%**
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 1.67%**        1.80%          1.67%          1.53%          1.52%**
 Net investment loss                                         (0.03)%**      (0.11)%        (0.19)%        (0.55)%        (0.27)%**

(a)  Class R shares were first publicly offered on April 1, 2003.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    37

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Six Months
                                                                         Ended                                8/11/04 (a)
                                                                        5/31/07     Year Ended   Year Ended      to
                                                                      (unaudited)    11/30/06     11/30/05     11/30/04
                                                                      -----------    --------     --------     --------
CLASS Y
Net asset value, beginning of period                                   $   32.75    $   32.32    $   31.27    $   28.72
                                                                       ---------    ---------    ---------    ---------
Increase from investment operations:
 Net investment income (loss)                                          $    0.09    $    0.20    $    0.06    $   (0.00)(b)
 Net realized and unrealized gain on investments, futures contracts,
  and foreign currency transactions                                         2.34         4.65         4.49         5.19
                                                                       ---------    ---------    ---------    ---------
  Net gain from investment operations                                  $    2.43    $    4.85    $    4.55    $    5.19
Distributions to shareowners:
 Net realized gain                                                             -        (4.42)       (3.50)       (2.64)
                                                                       ---------    ---------    ---------    ---------
Net increase in net asset value                                        $    2.43    $    0.43    $    1.05    $    2.55
                                                                       ---------    ---------    ---------    ---------
Net asset value, end of period                                         $   35.18    $   32.75    $   32.32    $   31.27
                                                                       =========    =========    =========    =========
Total return*                                                               7.42%       15.41%       14.63%       18.17%
Ratio of net expenses to average net assets+                                0.91%**      0.91%        0.94%        0.93%**
Ratio of net investment income to average net assets+                       0.73%**      0.78%        0.48%        0.06%**
Portfolio turnover rate                                                      166%**        45%          42%          35%
Net assets, end of period (in thousands)                               $ 136,385    $   43,934   $   23,460   $   3,439
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               0.91%**      0.91%        0.94%        0.93%**
 Net investment income                                                      0.73%**      0.78%        0.48%        0.06%**
Ratios with reduction for fees paid indirectly:
 Net expenses                                                               0.91%**      0.91%        0.94%        0.93%**
 Net investment income                                                      0.73%**      0.78%        0.48%        0.06%**


(a)  Class Y shares were first publicly offered on August 11, 2004.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

38   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Small Cap Value Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. Class C, Class R and Class Y shares were first publicly offered on September 28, 2001, April 1, 2003 and August 11, 2004, respectively. As planned, on December 10, 2006, all Investor Class shares of the Fund converted to Class A shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y shares. Class B shares will convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

principal investment risks is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2007 there were no securities fair valued. Futures contracts are valued at the daily settlement price on the primary exchange or system on which they are traded. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis net of unrecoverable taxes withheld at the applicable country rates.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Fund had no outstanding portfolio or settlement hedges as of May 31, 2007.

D.   Futures Contracts

     The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

     At May 31, 2007 open futures contracts were as follows:

--------------------------------------------------------------------------------
                    Number of
                    Contracts      Settlement        Market         Unrealized
      Type         Long/(Short)      Month           Value            Gain
--------------------------------------------------------------------------------
Russell 2000           99            6/07          $42,000,750      $1,444,713
--------------------------------------------------------------------------------

E.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended November 30, 2006 was as follows:

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                               2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                            $ 19,449,520
Long-term capital gain                                       99,791,149
                                                           ------------
    Total                                                  $119,240,669
                                                           ============
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2006.

--------------------------------------------------------------------------------
                                                               2006
--------------------------------------------------------------------------------
Undistributed ordinary income                              $          -
Undistributed long-term gain                                  4,818,862
REIT dividend payable                                           176,425
Unrealized appreciation                                     192,725,352
                                                           ------------
    Total                                                  $197,720,639
                                                           ============
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, tax basis adjustments on Real Estate Investment Trust (REIT) holdings and iShares and open futures contracts.

F.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $51,625 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2007.

G.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

H.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Funds custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman, Co., the Fund's custodian.

I.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Effective January 1, 2006, management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets up to $1 billion and 0.80% on assets over $1 billion. The management fee was equivalent to 0.85% of the average daily net assets for the period.

Prior to January 1, 2006, management fees were calculated daily at the annual rate of 0.85% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2007, $25,035 was payable to PIM related to management costs, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $363,626 in transfer agent fees payable to PIMSS at May 31, 2007.

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A shares, Class B shares, Class C shares and Class R shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to class R shares for distribution services paid as compensation for

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

personal services and/or account maintenance services or distribution services. The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's daily net assets attributable to Class R shares held by such plans. Included in due to affiliates is $11,997 in distribution fees payable to PFD at May 31, 2007.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2007, CDSCs in the amount of $116,240 were paid to PFD.

5.   Expense Offsets Arrangements

The Fund has entered into an expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2007, the Fund's expenses were reduced by $58,297 under this arrangement.

6.   Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participates in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

allocated among such Funds based on their respective borrowing limits. For the six months ended May 31, 2007, the Fund had no borrowings under this agreement.

7.   Merger Information

On January 17, 2006, beneficial owners of Pioneer Small Company Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on January 20, 2006, by exchanging all of Small Company Fund's net assets for Small Cap Value Fund's shares, based on Small Cap Value Fund's Class A, Class B, Class C and Class R shares' ending net asset value, respectively. The following chart shows the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Pioneer             Pioneer             Pioneer
                          Small Cap         Small Company         Small Cap
                          Value Fund            Fund             Value Fund
                           (Pre-               (Pre-              (Post-
                       Reorganization)     Reorganization)     Reorganization)
--------------------------------------------------------------------------------
Net Assets
Class A               $396,567,257        $133,781,391        $530,348,648
Class B                140,254,395          22,473,843         162,728,238
Class C                116,124,186          13,446,355         129,570,541
Investor Class          48,577,383                   -          48,577,383
Class R                  8,538,224             335,271           8,873,495
Class Y                 24,261,559                   -          24,261,559
                      ------------        ------------        ------------
Total Net
 Assets               $734,323,004        $170,036,860        $904,359,864
                      ============        ============        ============

Shares
 Outstanding
Class A                 12,119,685           9,992,692          16,208,359
Class B                  4,658,666           1,881,616           5,405,057
Class C                  3,679,007           1,143,260           4,105,064
Investor Class           1,478,458                   -           1,478,458
Class R                    261,381              25,506             271,643
Class Y                    734,799                   -             734,799

Shares
 Issued in
 Reorganization
Class A                                                          4,088,673
Class B                                                            746,391
Class C                                                            426,057
Class R                                                             10,262
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     Unrealized       Accumulated
                                  Appreciation on       Loss on
                                    Closing Date      Closing Date
--------------------------------------------------------------------------------
Pioneer Small Company Fund          $23,893,882         $     -
                                    ===========         =======
--------------------------------------------------------------------------------

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than November 30, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                   Officers
John F. Cogan, Jr., Chairman               John F. Cogan, Jr., President
David R. Bock                              Daniel K. Kingsbury, Executive
Mary K. Bush                                 Vice President
Margaret B.W. Graham                       Vincent Nave, Treasurer
Daniel K. Kingsbury                        Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 31, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 31, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 31, 2007

* Print the name and title of each signing officer under his or her signature.